                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:            /    /           (a)

         or fiscal year ending:              12/31/97           (b)

Is this a transition report? (Y/N)                     N

Is this an amendment to a previous filing? (Y/N)       N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A. Registrant Name:           NEW YORK LIFE INSURANCE AND ANNUITY
                                    CORPORATION CORPORATE SPONSORED
                                    VARIABLE UNIVERSAL LIFE SEPARATE
                                    ACCOUNT-I

      B. File Number:               811-07697

      C. Telephone Number:          (212) 576-7000

2.    A. Street:                    51 MADISON AVENUE

      B. City: NEW YORK             C. State: NY   D. Zip Code: 10010   Zip Ext:

      E. Foreign Country:                       Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)               Y

4.    Is this the last filing on this form by Registrant? (Y/N)                N

5.    Is Registrant a small business investment company (SBIC)? (Y/N)          N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A. Is Registrant a series or multiple portfolio company?(Y/N)            Y

      [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant
         have at the end of the period?                                       18




                                       01










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                                                        If filing more than one
                                                        Page 47, "X" box [ ]

For period ending 12/31/97

File number 811-07697

UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name: New York Life Insurance and Annuity Corporation
                             _______________________________________________

     B. [/] File Number (If any): ______________

      C. [/] City: New York         State: NY    Zip Code: 10010  Zip Ext.:
                   ________                __              _____           ____

         [/] Foreign Country: _______________    Foreign Postal Code: ________


111.  A. [/] Depositor Name: _________________________________________________

      B. [/] File Number (If any): ________

      C. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

         [/] Foreign Country: ________________Foreign Postal Code: __________


112.  A. [/] Sponsor Name: __________________________________________________

      B. [/] File Number (If any): ______________

      C. [/] City: ________State: ________Zip Code: ________Zip Ext.:_____

         [/] Foreign Country: _____________Foreign Postal Code: __________

112.  A. [/] Sponsor Name: _______________________________________________

      B. [/] File Number (If any): ______________

      C. [/] City: ________State: ________Zip Code: ________Zip Ext.:_____

         [/] Foreign Country: ________________Foreign Postal Code: _______





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                                                         If filing more than one
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For period ending 12/31/97

File number 811-07697


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________State: ________Zip Code: ________Zip Ext.:_____

         [/] Foreign Country: ___________________Foreign Postal Code:_________

113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________State: ________Zip Code: ________Zip Ext.:_____

         [/] Foreign Country: __________________Foreign Postal Code: _________


114.  A. [/] Principal Underwriter Name: NYLIFE Securities, Inc.
                                         _______________________

      B. [/] File Number: 8-15517
                          _______

      C. [/] City: New York    State: NY    Zip Code: 10010   Zip Ext.:
                  _________           __              _____            ____

         [/] Foreign Country: ______________________Foreign Postal Code: _______

114.  A. [/] Principal Underwriter Name: _______________________________________

      B. [/] File Number: 8- ______________

      C. [/] City: ________________State: ________Zip Code: ________Zip Ext.:___

         [/] Foreign Country: ______________________Foreign Postal Code: _______


115.  A. [/] Independent Public Accountant Name: Price Waterhouse LLP
                                                 ____________________

      B. [/] City: New York   State: NY    Zip Code: 10036      Zip Ext.:
                   ________          __              _____               ____

         [/] Foreign Country: __________________Foreign Postal Code: _________

115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: _________State: ________Zip Code: ________Zip Ext.:________

         [/] Foreign Country: __________________Foreign Postal Code: _________



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
                                                        If filing more than one
                                                        Page 49, "X" box: [ ]

For period ending 12/31/97

File number 811-07697


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?(Y/N)            Y
                                                                                   ___
                                                                                   Y/N

     B. [/] Identify the family in 10 letters: N Y L I C G R O U P
                                               _ _ _ _ _ _ _ _ _ _

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)         Y
                                                                                   ___
            If answer is "Y" (Yes), are any of the following types of contracts    Y/N
            funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)                                       N
                                                                                   ___
                                                                                   Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)                        N
                                                                                   ___
                                                                                   Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)                         Y
                                                                                   ___
                                                                                   Y/N

     E. [/] Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)                                         N
                                                                                   ___
                                                                                   Y/N

118. [/] State the number of series existing at the end of the period that
          had securities registered under the Securities Act of 1933                1

119. [/] State the number of new series for which registration statements
          under the Securities Act of 1933 became effective during the period       1

120. [/] State the total value of the portfolio securities on the date of
          deposit for the new series included in item 119 ($000's omitted)     $   -0-

121. [/] State the number of series for which a current prospectus was in
          existence at the end of the period                                        1

122. [/]  State the number of existing series for which additional units were
           registered under the Securities Act of 1933 during the current period   -0-




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
                                                        If filing more than one
                                                        Page 50, "X" box: [ ]
For period ending 12/31/97

File number 811-07697

123. [/]  State the total value of the additional units considered in answering item 122 ($000's omitted)   $         -0-

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they
         were placed in the subsequent series) ($000's omitted)                                             $         -0-

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                                                       $         -0-

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected
         on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)       $         -0-

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                            Number of         Total Assets      Total Income
                                                            Series            ($000's           Distributions
                                                            Investing         omitted)         ($000's omitted)
                                                            ---------         -------          ---------------
A. U.S. Treasury direct issue                                              $                    $
                                                         -------------     -------------       --------------

B. U.S. Government agency                                                  $                    $
                                                          -------------     -------------       --------------
C. State and municipal tax-free                                            $                    $
                                                          -------------     -------------       --------------
D. Public utility debt                                                     $                    $
                                                          -------------     -------------       --------------
E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                           $                    $
                                                          -------------     -------------       --------------
F. All other corporate intermed. & long-
     term debt                                                             $                    $
                                                          -------------     -------------       --------------
G. All other corporate short-term debt                                     $                    $
                                                          -------------     -------------       --------------
H. Equity securities of brokers or dealers
      or parents of brokers or dealers                                     $                    $
                                                          -------------     -------------       --------------
I. Investment company equity securities                                    $    -0-             $
                                                          -------------     -------------       --------------

J. All other equity securities                                             $                    $
                                                          -------------     -------------       --------------
K. Other securities                                                        $                    $
                                                          -------------     -------------       --------------
L. Total assets of all series of registrant                                $    -0-             $
                                                          -------------     -------------       --------------

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
                                                        If filing more than one
                                                        Page 51, "X" box: [ ]

For period ending 12/31/97

File number 811-07697

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current
         period insured or guaranteed by an entity other than the issuer? (Y/N)        N
                                                                                      ___
         [If answer is "N" (No), go to item 131.]                                     Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
         current period? (Y/N) [If answer is "N" (No), go to item 131.]               Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees? (Y/N)                                               Y/N

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                                 $  -0-


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811- 7697       811-                       811-                      811-                       811-
               -------       ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------
          811-            811-                       811-                      811-                       811-
               --------      ---------                  ---------                  ---------                  --------

                                 SIGNATURE PAGE

For period ending 12/31/97

File number 811-07697



         This report is signed on behalf of the Registrant, New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account -- I, in the City of New York, in the State of New York, on the 20th day of February, 1998.


                            New York Life Insurance and Annuity
                            Corporation Corporate Sponsored Variable
                            Universal Life Separate Account -- I



                           By:    /s/ John A. Cullen
                                  -------------------------------------------
                                      John A. Cullen
                                      Vice President and Assistant Controller








Witness:


       /s/ Mindy Schwartzapfel
       -----------------------
         Mindy Schwartzapfel
         Director - Accounting